RELATED PARTY TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)
Executive Principal of Ambow Research Center [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Interest bearing borrowings			¥ 2,000			$ 2,000
Noninterest bearing borrowings					$ 1,960		¥ 1,960
Interest rate (as a percent)			24.00%		24.00%		24.00%
Borrowings from (repayments) to related party	[1]			¥ (3,960)
Repayments of borrowings				3,960
Member Of Manangement Team One [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Loan to (collection) from related party				(1,670)
Member Of Manangement Team Two [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Borrowings from (repayments) to related party	[2]			(1,350)
Member Of Management Team of Century Zhisheng [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Loan to (collection) from related party			(24)	199
Suzhou Chengpingheng Software Engineering Co., Ltd , an entity controlled by a member of manangement team of Century Zhisheng [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount				138
Member Of Management Team Of Beijing SIWA Century Zhisheng Education Technology Co., Ltds [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount	[3]			1,089
B a Member Of Manangement Team [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount				¥ 400

[1]	Due to the shortage of working capital, the Company borrowed funds from one management personnel. The borrowing of RMB 2,000 from the management personnel was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum. The borrowings of RMB 3,960 were repaid to the management personnel in the year ended December 31, 2015.
[2]	The borrowings from A, a member of management team of the Company, were fully repaid in 2015.
[3]	The loans to a member of management team of Century Zhisheng and borrowings from entities controlled by a member of management team of Century Zhisheng were made for operation purpose without interest bearing and maturity date. In 2017, the member of management team of Century Zhisheng was resigned, led to the reclassification of respective amounts due from and due to such member from related party to a third party.